Exhibit 99.1

Nissan Auto Receivables 2025-A Owner Trust

Servicer’s Certificate

Collection Period	31-Mar-26	30/360 Days	30	Collection Period Start	3/1/2026
Distribution Date	15-Apr-26	Actual/360 Days	30	Collection Period End	3/31/2026
				Prior Month Settlement Date	3/16/2026
				Current Month Settlement Date	4/15/2026

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,668,465,701.04	1,155,476,372.19	1,103,010,341.65	0.72
Yield Supplement Overcollaterization		130,004,099.86	74,293,238.32	69,352,037.16
Total Adjusted Pool Balance		1,538,461,601.18	1,081,183,133.87	1,033,658,304.49
Total Adjusted Securities		1,538,461,601.18	1,081,183,133.87	1,033,658,304.49	0.67
Class A-1 Notes	4.48800%	342,800,000.00	0.00	0.00	0.00
Class A-2a Notes	4.50000%	339,600,000.00	265,492,322.72	234,727,107.21	0.69
Class A-2b Notes	4.12223%	185,000,000.00	144,629,209.97	127,869,596.10	0.69
Class A-3 Notes	4.49000%	524,500,000.00	524,500,000.00	524,500,000.00	1.00
Class A-4 Notes	4.57000%	85,000,000.00	85,000,000.00	85,000,000.00	1.00
Class B Notes	4.79000%	23,100,000.00	23,100,000.00	23,100,000.00	1.00
Certificates	0.00000%	38,461,601.18	38,461,601.18	38,461,601.18	1.00

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	30,765,215.51	995,596.21	90.5925074	2.9316732
Class A-2b Notes	16,759,613.87	496,829.06	90.5925074	2.6855625
Class A-3 Notes	0.00	1,962,504.17	—	3.7416667
Class A-4 Notes	0.00	323,708.33	—	3.8083333
Class B Notes	0.00	92,207.50	—	3.9916667
Certificates	0.00	0.00	—	—

Total Securities	47,524,829.38	3,870,845.27

I. COLLECTIONS

Interest:
Interest Collections				4,356,101.39
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				4,356,101.39
Principal:
Principal Collections				51,795,959.57
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				51,795,959.57
Recoveries of Defaulted Receivables				728,857.23

Total Collections				56,880,918.19

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			55,905	1,081,183,133.87
Total Principal Payment				47,524,829.38

			54,800	1,033,658,304.49

Nissan Auto Receivables 2025-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	56,880,918.19
Reserve Account Draw	0.00
Total Available for Distribution	56,880,918.19
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	962,896.98
Servicing Fee Paid	962,896.98
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Additional Interest	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Additional Interest	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	995,596.21
Class A-2a Notes Monthly Interest Paid	995,596.21
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Additional Interest	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	496,829.06
Class A-2b Notes Monthly Interest Paid	496,829.06
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Additional Interest	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,962,504.17
Class A-3 Notes Monthly Interest Paid	1,962,504.17
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Additional Interest	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	323,708.33
Class A-4 Notes Monthly Interest Paid	323,708.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Additional Interest	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest Distributable Amount	92,207.50
Class B Notes Monthly Interest Paid	92,207.50
Change in Class B Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2025-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		3,870,845.27
Total Note Monthly Interest Paid		3,870,845.27
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		4,522,346.56
4. Total Monthly Principal Paid on the Notes		47,524,829.38
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		47,524,829.38
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		4,522,346.56
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		4,522,346.56

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,846,154.00
Required Reserve Account Amount		3,846,154.00
Beginning Reserve Account Balance		3,846,154.00
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,846,154.00
Required Reserve Account Amount for Next Period		3,846,154.00

VI. POOL STATISTICS

Weighted Average Coupon		4.57%
Weighted Average Remaining Maturity		42.05

	Amount	Number
Principal on Defaulted Receivables	670,070.97	31
Principal Recoveries of Defaulted Receivables	728,857.23

Monthly Net Losses	(58,786.26)
Pool Balance at Beginning of Collection Period	1,155,476,372.19
Net Loss Ratio for Third Preceding Collection Period	0.53%
Net Loss Ratio for Second Preceding Collection Period	0.03%
Net Loss Ratio for Preceding Collection Period	0.42%
Net Loss Ratio for Current Collection Period	-0.06%
Four-Month Average Net Loss Ratio	0.23%
Cumulative Net Losses for all Periods	4,058,464.56

Nissan Auto Receivables 2025-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,892,943.82	180	0
61-90 Days Delinquent	783,967.71	39	0
91-120 Days Delinquent	130,624.50	10	0
More than 120 Days	0.00	0	0

Total 31+ Days Delinquent Receivables:	4,807,536.03	229	0
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.08%	0.09%
Delinquency Ratio for Second Preceding Collection Period	0.09%	0.09%
Delinquency Ratio for Preceding Collection Period	0.09%	0.09%
Delinquency Ratio for Current Collection Period	0.08%	0.09%
Four-Month Average Delinquency Ratio	0.08%	0.09%
60 Day Delinquent Receivables	938,571.09
Delinquency Percentage	0.09%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	2,610,260.60
Number of Extensions	96

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO